Note 7 - Due to Related Parties (Tables)	12 Months Ended
Nov. 30, 2013
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]
	November 30, 2013	November 30, 2012
	$	$
Promissory note payable to two directors and officers of the Company, unsecured, 6% annual interest rate on the outstanding loan balance (i) (2013 - C$778,491; 2012 - C$750,534)	733,042	755,368
Note payable to an entity controlled by shareholders, officers and directors of the Company, unsecured, non-interest bearing with no fixed repayment terms (2013 - C$28,167; 2012 - C$28,167)	26,522	28,349
	759,564	783,717

Convertible debenture payable to two directors and officers of the Company, unsecured, 12% annual interest rate, payable monthly(ii)	2,105,406	-